COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17. COMMITMENTS AND CONTINGENCIES

  Lease Commitments

        In December 2008, the Company signed an agreement for a ten-year lease of office space in Moscow. The rent payments are fixed in U.S. dollars and are subject to revision based on a pre-approved formula in 2011 if there is a significant change in Moscow rent prices. The Company, together with the lessor,  is currently assessing if a significant change condition has been met. The Company can elect to cancel the agreement upon payment of a $5.0 termination penalty or, after 5 years, upon 12-months' advance notice. Additionally, the Company can substantially reduce rented space without any penalties if certain revenue targets are not achieved during the rent period. The balances under this agreement are as follows (net of applicable value added taxes):

	2010	2011	RUR
	RUR	RUR	$
Prepaid expenses	282	358	11.1
Long-term prepaid expenses	217	338	10.5

	499	696	21.6

        As of December 31, 2011, future minimum lease payments due under this lease and other non-cancellable operating leases for more than one year are as follows:

Payments due in the years ending December 31,	10-year Moscow lease	Other leases	Total	Total
	RUR	RUR	RUR	$
2012	854	507	1,361	42.3
2013	1,043	477	1,520	47.2
2014	1,071	338	1,409	43.8
2015	1,101	165	1,266	39.3
2016 and thereafter	2,935	47	2,982	92.6

Total	7,004	1,534	8,538	265.2

        For the purposes of the disclosure above, the Company assumed the full 10-year period of the lease and no changes in the rented space or rental price.

        For the years ended December 31, 2009, 2010 and 2011, rent expenses under operating leases totaled approximately RUR 734, RUR 809 and RUR 1,199 ($37.2), respectively.

  Tax Audit

        In 2010 and 2011, the Company's principal subsidiary, Yandex LLC, was subject to a tax inspection for the 2008 and 2009 tax years. As the result, the Russian tax inspectorate issued a tax claim related to the alleged underpayment of penalties and interest on withholding tax in the amount of RUR 10. The Company paid the amount claimed in full.

  Environment and Current Economic Situation

        Emerging markets such as Russia are subject to different risks than more developed markets, including economic, political and social, and legal and legislative risks. As has happened in the past, actual or perceived financial problems or an increase in the perceived risks associated with investing in emerging economies could adversely affect the investment climate in Russia and the Russian economy in general.

        The government of the Russian Federation continues to reform the business and commercial infrastructure of the country in its transition to a market economy. As a result, laws and regulations affecting businesses continue to change frequently. These changes are characterized by poor drafting, different interpretations and arbitrary application by the authorities. In particular, taxes are subject to review and investigation by a number of authorities authorized by law to impose fines and penalties. Although the Company believes it has provided adequately for all tax liabilities based on its understanding of the tax legislation, the above factors may create tax risks for the Company.

        In addition to the obligations shown in the lease commitments section above, approximately RUR 97 ($3.0) of unrecognized tax benefits have been recorded as liabilities, and the Company is uncertain as to if or when such amounts may be settled. Related to the unrecognized tax benefits not included in the table above, the Company has also recorded a liability for potential penalties of RUR 12 ($0.4) and interest of RUR 3 ($0.1). As of December 31, 2011, except for income tax contingencies described above, the Company did not accrue for any contingencies related to non-income taxes.

        The future economic direction of Russia is largely dependent upon economic, fiscal and monetary measures undertaken by the government, together with legal, regulatory, and political developments.

        The global financial turmoil that has negatively affected Russia's financial and capital markets in 2008 and 2009 has receded, and the Russian economy returned to growth in 2010 and 2011. However, significant economic uncertainties remain. Adverse changes arising from systemic risks in global financial systems, including any tightening of the credit environment or from decline in the oil and gas prices could slow or disrupt the Russian economy, adversely affect the Group's access to capital and cost of capital for the Group and, more generally, its business, results of operations, financial condition and prospects.

        Russia is facing a relatively high level of inflation (according to the government's statistical data, consumer price inflation for the years ended December 31, 2011 and 2010 was 6.1% and 8.8%, respectively).

        Because Russia produces and exports large volumes of oil and gas, the Russian economy is particularly sensitive to the price of oil and gas on the world market, which fluctuated significantly during 2010 and 2009.